Loans Payable	3 Months Ended	12 Months Ended
	Nov. 30, 2017	Aug. 31, 2017
Receivables [Abstract]
Loans Payable	During the three months ended November 30, 2017, the Company issued unsecured, non-interest bearing loans of $7,000 (November 30, 2016: $98,350) and repaid loans of $14,000 (November 30, 2016: $Nil).	During the year ended August 31, 2017, the Company issued unsecured, non-interest bearing loans of $44,270 (2016: $69,350).